Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Right-of-use asset operating/finance lease by category
Right-of-use assets consist of the following leases:

	Operating Leases		Finance Leases
Year ended December 31 (€, in millions)	2019	2020	2019	2020
Properties	177.0	158.2	92.1	130.7
Cars	11.9	7.6	—	—
Equipment	—	—	26.4	34.1
Warehouses	8.7	11.0	—	—
Other	7.8	3.3	—	—
Right-of-use assets	205.4	180.1	118.5	164.8
Lease liabilities are split between current and non-current:

	Operating Leases		Finance Leases
Year ended December 31 (€, in millions)	2019	2020	2019	2020
Current	55.6	46.5	—	4.7
Non-current	153.8	129.8	9.5	8.1
Lease liabilities	209.4	176.3	9.5	12.8

Schedule of lease cost
The Consolidated Statements of Operations include the following depreciation charges relating to these leases:

	Operating Leases			Finance Leases
Year ended December 31 (€, in millions)	2018	2019	2020	2018	2019	2020
Properties	40.2	48.2	47.6	—	2.8	4.1
Cars	7.4	8.1	5.5	—	—	—
Equipment	—	—	—	—	4.5	7.0
Warehouses	7.1	4.5	6.6	—	—	—
Other	12.4	12.4	5.9	—	—	—
Depreciation charge right-of-use assets	67.1	73.2	65.6	—	7.3	11.1

The total cash flows relating to the lease liabilities are as follows:

	Operating Leases			Finance Leases
Year ended December 31 (€, in millions)	2018	2019	2020	2018	2019	2020
Total Cash Flows	67.1	73.2	58.8	—	2.8	2.9

The weighted average remaining lease term and weighted average discount rate related to the leases are as follows:

	Operating Leases			Finance Leases
Year ended December 31 (€, in millions)	2018	2019	2020	2018	2019	2020
Weighted average remaining lease term (months)	60	70	65	—	230	243
Weighted average discount rate (%)	2.1%	2.2%	2.0%	—%	0.7%	0.5%